NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE
NET LOSS PER SHARE

17.    NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share data):

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net loss attributable to Wheels Up Experience Inc. - basic and diluted	$(190,020)	$(78,641)	$(96,274)
Denominator:
Weighted-average shares of Class A common stock outstanding - basic and diluted	204,780,896	162,505,231	103,803,383
Basic and diluted net loss per share of Class A common stock	$(0.93)	$(0.48)	$(0.93)

There were no dividends declared or paid for the years ended December 31, 2021, 2020 or 2019.

Basic and diluted net loss per share were computed using the two-class method. The two-class method is an allocation formula that determines earnings or loss per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings or losses. Shares of unvested restricted stock are considered participating securities because these awards contain a non-forfeitable right to participate equally in any dividends prior to forfeiture of the restricted stock, if any, irrespective of whether the awards ultimately vest. Restricted interests were converted into shares of restricted stock as of the Closing Date (see Note 3). All issued and outstanding shares of restricted stock, whether vested or unvested, are included in the weighted-average shares of Class A common stock outstanding beginning on the Closing Date.

Profits interests held by other members of MIP LLC, which comprise the non-controlling interests (see Note 15), are not subject to the net loss per share calculation until such time the vested profits interests are actually exchanged for shares of Class A common stock.

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	Year Ended December 31,
	2021	2020	2019
Warrants	12,521,494	—	—
Earnout Shares	9,000,000	—	—
RSUs	8,411,251	—	—
Stock options	16,633,852	16,283,779	9,769,252
Total anti-dilutive securities	46,566,597	16,283,779	9,769,252